Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Summary of PME Multi-Employer Plan

PME multi-employer plan	2017	2016	2015
NXP’s contributions to the plan	35	36	37
(including employees’ contributions)	4	4	4
Average number of NXP’s active employees participating in the plan	2,271	2,415	2,668
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2017 and 2016, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the Consolidated Balance Sheets.

	2017	2016
Projected benefit obligation
Projected benefit obligation at beginning of year	564	561
Service cost	15	17
Interest cost	11	14
Actuarial (gains) and losses	15	53
Curtailments and settlements	(1)	(15)
Benefits paid	(22)	(21)
Pension liabilities held-for-sale	—	(28)
Exchange rate differences	69	(17)

Projected benefit obligation at end of year	651	564
Plan assets
Fair value of plan assets at beginning of year	172	190
Actual return on plan assets	8	3
Employer contributions	18	21
Curtailments and settlements	(1)	(15)
Benefits paid	(21)	(21)
Pension assets held-for-sale	—	(2)
Exchange rate differences	19	(4)

Fair value of plan assets at end of year	195	172
Funded status	(456)	(392)

Classification of the funded status is as follows
- Prepaid pension cost within other non-current assets	—	—
- Accrued pension cost within other non-current liabilities	(443)	(380)
- Accrued pension cost within accrued liabilities	(13)	(12)

Total	(456)	(392)
Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	613	524
Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
- Fair value of plan assets	190	171
- Accumulated benefit obligations	375	327
- Projected benefit obligations	401	357
Unfunded plans
- Accumulated benefit obligations	233	195
- Projected benefit obligations	243	204
Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	91	42
- Net actuarial loss (gain)	9	54
- Exchange rate differences	13	(5)

Total AOCI at end of year	113	91

Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2017	2016
Discount rate	1.9%	2.0%
Rate of compensation increase	1.8%	1.9%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2017	2016	2015
Discount rate	2.0%	2.5%	2.6%
Expected returns on plan assets	3.1%	3.5%	4.2%
Rate of compensation increase	1.9%	2.2%	1.8%

Components of Net Periodic Pension Costs

The components of net periodic pension costs were as follows:

	2017	2016	2015
Service cost	15	17	12
Interest cost on the projected benefit obligation	11	14	11
Expected return on plan assets	(6)	(6)	(6)
Amortization of net (gain) loss	4	2	3
Curtailments & settlements	(25)	(1)	(6)
Other	—	—	2

Net periodic cost	(1)	26	16

Summary of Actual Pension Plan Assets Allocation and Classification

The actual pension plan asset allocation at December 31, 2017 and 2016 is as follows:

	2017	2016
Asset category:
Equity securities	32%	29%
Debt securities	47%	52%
Insurance contracts	7%	7%
Other	14%	12%

	100%	100%

The following table summarizes the classification of these assets.

	2017			2016
	Level I	Level II	Level III	Level I	Level II	Level III
Equity securities	—	62	—	—	48	—
Debt securities	10	72	—	9	72	—
Insurance contracts	—	13	—	—	12	—
Other	2	16	8	5	11	4

	12	163	8	14	143	4

Summary of Estimated Future Pension Benefit Payments	The following benefit payments are expected to be made (including those for funded plans):

2018	22
2019	17
2020	18
2021	20
2022	23
Years 2023-2027	135